Income Taxes (Details) - USD ($)		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Applicable tax rate, description		The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong.
Subject to a federal tax rate		21.00%
Income tax rate percentage		30.00%	30.00%
Enterprise income tax rate, description		The EIT rate for companies operating in the PRC is 25%. Hainan Zhongteng, located in Hainan Province, is subject to 15%. Beijing Boya and Hainan Muxin qualify as Small and Low Profit Enterprises, and are subject to a preferential EIT of 10%.
Income tax exemption, description		Entities qualifying as Software Development Enterprises enjoy a preferential tax treatment of income tax exemption for the first two years, and 50% reduction of rate (i.e. 12.5%) for the next three years. Entities qualifying as High and New Technology Enterprises enjoy a preferential tax rate of 15%. Qualified as a Software Development Enterprise and a High and New Technology Enterprise, Zhongchao Shanghai received the preferential tax treatments from the year ended December 31, 2016, and was exempted from income taxes for the years ended December 31, 2016 and 2017, applied a preferential income tax rate of 12.5% for the years ended December 2018 through 2020.
Enterprise income tax percentage	25.00%
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Percent		175.00%
Net operating loss carryforwards (in Dollars)		$ 4,435,381	$ 36,538
Net operating loss carryforwards description		The Company also has net operating loss carryforwards from PRC of $3,712,502 which expire starting in 2025 through 2026.
Unrecognized tax benefits (in Dollars)		$ 1,470,344
Corporate taxpayers benefit percentage		50.00%
Foreign income percentage		10.50%
USA and Hong Kong [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards (in Dollars)		$ 722,879